Schedule of Allowance (Reversal of Allowance) of Long-Term Receivable (Detail)	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Allowance (reversal of allowance) of receivables	¥ (17,927,763)	$ (17,927,763)	¥ 17,927,763
Total	¥ (17,927,763)	$ (17,927,763)	¥ 17,927,763